Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2016	2015	2014

Current	$2,973	$2,564	$2,393
Deferred	(4)	83	175

Total income tax provision	$2,969	$2,647	$2,568

Income Tax Provision Attributable to Income from Operations

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2016	2015	2014

Expected provision using statutory federal income tax rate	$3,300	$2,947	$2,874
Tax-exempt income on state and municipal securities and political subdivision loans	(241)	(216)	(188)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	5	4	4
Tax-exempt income on bank-owned life insurance	(94)	(92)	(90)
Other	(1)	4	(32)

Total income tax provision	$2,969	$2,647	$2,568

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:

(Dollars in thousands)	2016	2015

Allowance for loan losses	$1,957	$1,743
Net operating loss carryforward	84	213
Unrealized loss on securities available-for-sale	450	215
Other	29	41

Deferred tax assets	2,520	2,212

Premises and equipment	(384)	(359)
Federal Home Loan Bank stock dividends	(609)	(609)
Deferred loan fees	(362)	(326)
Prepaid expenses	(182)	(193)
Other	(380)	(361)

Deferred tax liabilities	(1,917)	(1,848)

Net deferred tax asset	$603	$364